Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value - Fair Value, Recurring [Member] - Marketable securities with related party [Member] - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets	$ 232	$ 351
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets	232	351
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Financial Assets